FAIR VALUE MEASUREMENTS - Narrative (Details) - 401(k) Profit Sharing Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Net asset value per share	$ 1
Total investments, at fair value	$ 47,695,781	$ 41,948,204
Net asset value
FAIR VALUE MEASUREMENTS
Total investments, at fair value	24,100,209	22,089,426
Common/collective funds
FAIR VALUE MEASUREMENTS
Total investments, at fair value	24,100,209	22,089,426
Unfunded commitments	0	0
Common/collective funds | Net asset value
FAIR VALUE MEASUREMENTS
Total investments, at fair value	$ 24,100,209	22,089,426
Federated Hermes Capital Preservation Fund
FAIR VALUE MEASUREMENTS
Redemption notice period	12 months
Federated Hermes Capital Preservation Fund | Net asset value
FAIR VALUE MEASUREMENTS
Total investments, at fair value	$ 0	$ 518,437